Note 4 Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	December 31, 2012	December 31, 2011

Patents	$ 509,360	$ 439,787
Less: Accumulated amortization	20,834	8,683

	$ 488,526	$ 431,104